Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions
15.
RELATED PARTY TRANSACTIONS

The Company entered into the following transactions with related parties:

Transition Services Agreement

Upon closing of the Arrangement, the Company and Lithium Argentina entered into a Transition Services Agreement whereby each company provides various accounting, technical and other services, including managing settlement of employee equity awards, to each other for a defined period of time.

Compensation of Directors and Key Management

The following presentation of the remuneration of directors and key management personnel of the Company recognizes that directors and key management differs for the periods before and after Separation. The amounts for the period prior to Separation and all comparative periods represent an allocation of the remuneration of those directors and key management personnel allocated to LAC North America prior to the Separation date of October 3, 2023. The amounts for the period post-Separation are the actual costs incurred by the Company for those directors and key management personnel for compensation earned at and incurred by the Company post October 3, 2023, including year-end bonuses relating to the full 2023 year.

	2023	2022	2021
For the period January 1 to October 2,	$	$	$
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	1,499	1,303	901
Salaries, bonuses and benefits included in PP&E	242	-	-
Equity compensation	1,670	644	672
For the period October 3 to December 31,
Salaries, bonuses, benefits and directors' fees included in the Consolidated Statements of Comprehensive Loss	2,481	2,557	509
Salaries, bonuses and benefits included in PP&E	576	-	-
Equity compensation	1,538	361	132
Total for the year ended December 31,	8,006	4,865	2,214

Amounts due to directors and key management are as follows:

	As at December 31,
	2023	2022	2021
	$	$	$
Total due to directors and key management	2,376	1,415	671